Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (29,373)	$ (83,661)	$ (68,979)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,258	10,584	3,167
Finance expense	1,646	1,112	45
Unrealized gain from hedging future transactions	(52)	(20)	(23)
Share-based compensation	18,127	16,987	11,171
Gain on sale of equipment	0	(142)	0
Provision for accrued interest on Credit Facility	0	0	(53)
Changes in operating assets and liabilities:
Change in operating lease right-of-use assets and liabilities, net	(1,926)	5,744	0
Increase in accounts receivable, net	(9,728)	(6,882)	(5,132)
Increase in deferred contract costs	(2,873)	(459)	(6,127)
(Increase) decrease in other current assets	617	1,342	(5,556)
(Increase) decrease in other non-current assets	(53)	372	(412)
Increase (decrease) in accounts payable	1,255	(4,284)	6,631
Increase in deferred revenue	6,677	15,055	24,384
Decrease in deferred rent	0	0	(410)
Increase (decrease) in other non-current liabilities	961	(1,497)	475
Increase (decrease) in other liabilities and accrued expenses	1,426	(316)	13,194
Net cash used in operating activities	(3,038)	(46,065)	(27,625)
Cash flows from investing activities:
Purchase of property and equipment, net	(1,559)	(28,257)	(2,311)
Capitalized internal-use software costs	(821)	(2,919)	(502)
(Increase) decrease in restricted deposits	(206)	1,660	(10,020)
Decrease in short-term investments	0	0	30,000
Payment for business combinations, net of cash acquired	0	(3,787)	(9,507)
Cash received in relation to business combinations	0	294	0
Purchase of intangible assets	0	0	(300)
Net cash provided by (used in) investing activities	(2,586)	(33,009)	7,360
Cash flows from financing activities:
Proceeds from exercise of stock options	2,296	2,034	1,222
Proceeds from employee share purchase plan	1,259	2,083	0
Borrowings under Credit Facility	0	25,000	30,000
Repayment of Credit Facility	0	0	(56,800)
Repayment of borrowings assumed in business combinations	0	0	(112)
Proceeds from initial public offering, net of underwriting fees, commissions and other issuance costs	0	0	150,936
Payments of contingent consideration, net	(2,363)	0	0
Net cash provided by financing activities	1,192	29,117	125,246
Effect of exchange rates on cash and cash equivalents	(1,646)	(1,112)	(45)
Net increase (decrease) in cash and cash equivalents	(6,078)	(51,069)	104,936
Cash and cash equivalents, beginning of period	71,732	77,810	128,879
Cash and cash equivalents, end of period	77,810	128,879	23,943
Supplemental disclosure of cash flow information:
Interest paid (received), net	(203)	(18)	531
Taxes paid	1,883	485	468
Supplemental disclosure of non-cash financing activities:
Initial public offering costs incurred during the period included in accounts payable and accrued expenses	0	(121)	270
Additions to operating lease right-of-use assets and liabilities	2,597	9,485	0
Deferred proceeds from exercise of share options included in other current assets	11	0	0
Deferred costs of property and equipment incurred during the period included in accounts payable	139	116	0
Deferred payments related to business combinations held in escrow	1,269	0	0
Schedule A : Business combinations
Working capital deficit, net (excluding cash and cash equivalents)	0	(657)	(8,865)
Cash refund to be received resulting from adjustment to working capital			0
Property, plant and equipment	0	43	13
Goodwill and other intangible assets	0	4,361	20,374
Deferred taxes, net	0	(153)	(2,015)
Total	$ 0	$ 3,787	$ 9,507